Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 71,076	$ 67,406	$ 65,414
Provisions for Doubtful Accounts	20,332	15,729	12,438
Write-offs, Net of Recoveries	(15,116)	(12,059)	(10,446)
Ending Balance	$ 76,292	$ 71,076	$ 67,406